RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2022
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company had recognized a liability upon closing of their initial public offering in December 2020 for a portion of the underwriter’s commissions which was contingently payable upon closing of a future business combination, with the offsetting entry resulting in an initial discount to the securities sold in the initial public offering. The underwriter waived all claims to this deferred commission in June 2022. The Company previously recognized the waiver as an extinguishment, with a resulting non-operating gain recognized in its statement of operations for the three and six months ended June 30, 2022, nine months ended September 30, 2022 and the year ended December 31, 2022. Upon subsequent review and analysis, management concluded that the Company should have recognized the extinguishment of the contingent liability as a reversal in the same relative allocation applied at the initial public offering.

Therefore, the Company’s management and the Audit Committee of the Company’s Board of Directors (the “Audit Committee”) concluded that the Company’s previously issued audited financial statements as of December 31, 2022 (the “Annual Report”) should no longer be relied upon and that it is appropriate to restate the Annual Report. As such, the Company will restate its financial statements in this Form 10-K/A for the Company’s unaudited financial statements for three and six months ended June 30, 2022, nine months ended September 30, 2022, and the audited financial statements for the year ended December 31, 2022 included in the Annual Report on the Company’s Form 10-K, as filed with the Securities and Exchange Commission (“SEC”) on March 21, 2023 (the “Original Filing”).

Impact of the Restatement

The impact of the restatement on the consolidated statements of operations, statements of changes in stockholders’ deficit and statements of cash flows for the affected period is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As Previously	Restatement
	Reported	Adjustment	As Restated
Unaudited Statement of Operations for the Three Months Ended June 30, 2022
Gain on forgiveness of deferred underwriting fee payable	9,660,000	(9,288,090)	371,910
Total other income (expenses)	10,396,046	(9,288,090)	1,107,956
Income (loss) before benefit from (provision for) income taxes	10,094,313	(9,288,090)	806,223
Net Income	10,071,447	(9,288,090)	783,357
Basic and diluted weighted average shares outstanding - Class A common stock	14,481,736	—	14,481,736
Basic and diluted earnings per share - Class A common stock	$0.47	$(0.43)	$0.04
Basic and diluted weighted average shares outstanding - Class B common stock	6,900,000	—	6,900,000
Basic and diluted earnings per share - Class B common stock	$0.47	$(0.43)	$0.04

	As Previously	Restatement
	Reported	Adjustment	As Restated
Unaudited Statement of Operations for the Six Months Ended June 30, 2022
Gain on forgiveness of deferred underwriting fee payable	9,660,000	(9,288,090)	371,910
Total other income (expenses)	18,587,467	(9,288,090)	9,299,377
Income (loss) before benefit from (provision for) income taxes	17,962,482	(9,288,090)	8,674,392
Net Income	17,939,616	(9,288,090)	8,651,526
Basic and diluted weighted average shares outstanding - Class A common stock	21,004,630	—	21,004,630
Basic and diluted earnings per share - Class A common stock	$0.64	$(0.33)	$0.31
Basic and diluted weighted average shares outstanding - Class B common stock	6,900,000	—	6,900,000
Basic and diluted earnings per share - Class B common stock	$0.64	$(0.33)	$0.31

	As Previously	Restatement
	Reported	Adjustment	As Restated
Unaudited Statement of Operations for the Nine Months Ended September 30, 2022
Gain on forgiveness of deferred underwriting fee payable	9,660,000	(9,288,090)	371,910
Total other income (expenses)	20,560,364	(9,288,090)	11,272,274
Income (loss) before benefit from (provision for) income taxes	18,838,653	(9,288,090)	9,550,563
Net Income	18,811,924	(9,288,090)	9,523,834
Basic and diluted weighted average shares outstanding – Class A common stock	16,466,455	—	16,466,455
Basic and diluted earnings per share – Class A common stock	$0.81	$(0.40)	$0.41
Basic and diluted weighted average shares outstanding - Class B common stock	6,900,000	—	6,900,000
Basic and diluted earnings per share - Class B common stock	$0.81	$(0.40)	$0.41

	As Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Operations for the Year Ended December 31, 2022
Gain on forgiveness of deferred underwriting fee payable	9,660,000	(9,288,090)	371,910
Total other income (expenses)	20,634,549	(9,288,090)	11,346,459
Income (loss) before benefit from (provision for) income taxes	17,684,085	(9,288,090)	8,395,995
Net Income	17,634,910	(9,288,090)	8,346,820
Basic and diluted weighted average shares outstanding - Class A common stock	12,546,423	—	12,546,423
Basic and diluted earnings per share - Class A common stock	$0.91	$(0.48)	$0.43
Basic and diluted weighted average shares outstanding - Class B common stock	6,900,000	—	6,900,000
Basic and diluted earnings per share - Class B common stock	$0.91	$(0.48)	$0.43

Unaudited Statement of Changes in Stockholders’ Deficit for the Three Months Ended June 30, 2022

	Accumulated Deficit
	As Previously
	Reported	Adjustment	As Restated
Balance – March 31, 2022	$(13,226,270)	$—	$(13,225,580)
Net income	10,071,447	(9,288,090)	783,357
Accretion of Class A common stock to redemption value	(242,995)	9,288,090	9,045,095
Balance – June 30, 2022	$(3,397,818)	$—	$(3,397,128)

Statement of Changes in Stockholders’ Deficit for the Year Ended December 31, 2022

	Accumulated Deficit
	As Previously
	Reported	Adjustment	As Restated
Balance – December 31, 2021	$(21,094,439)	$—	$(21,094,439)
Net income	17,634,910	(9,288,090)	8,346,820
Accretion of Class A common stock to redemption value	(256,545)	9,288,090	9,031,545
Balance – December 31, 2022	$(3,716,074)	$—	$(3,716,074)

	As Previously	Restatement
	Reported	Adjustment	As Restated
Unaudited Statement of Cash Flows for the Six Months Ended June 30, 2022
Net Income	17,939,616	(9,288,090)	8,651,526
Gain on forgiveness of deferred underwriting fee payable	(9,660,000)	9,288,090	(371,910)
Non-Cash Investing and Financing Activities
Extinguishment of deferred underwriting fee payable allocated to public shares	—	(9,288,090)	(9,288,090)

	As Previously	Restatement
	Reported	Adjustment	As Restated
Unaudited Statement of Cash Flows for the Nine Months Ended September 30, 2022
Net Income	18,811,924	(9,288,090)	9,523,834
Gain on forgiveness of deferred underwriting fee payable	(9,660,000)	9,288,090	(371,910)
Non-Cash Investing and Financing Activities
Extinguishment of deferred underwriting fee payable allocated to public shares	—	(9,288,090)	(9,288,090)

	As Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Cash Flows for the Year Ended December 31, 2022
Net Income	17,634,910	(9,288,090)	8,346,820
Gain on forgiveness of deferred underwriting fee payable	(9,660,000)	9,288,090	(371,910)
Non-Cash Investing and Financing Activities
Extinguishment of deferred underwriting fee payable allocated to public shares	—	(9,288,090)	(9,288,090)